Marketable Securities (Tables)	12 Months Ended
Aug. 31, 2021
Marketable Securities
Schedule of marketable securities
	Cost Basis	Unrealized Gains	Unrealized Losses	Total
	$	$	$	$
August 31, 2020
Common Stock
Total	56,250	9,441	(46,370)	19,321
August 31, 2021
Common Stock	980,775	6,802	(173,057)
Total	1,037,025	16,243	(219,427)	833,841